Cumulative Mandatorily Redeemable Financial Instruments (Details Narrative)			1 Months Ended					12 Months Ended
	Dec. 23, 2025 $ / shares shares	Oct. 22, 2025 $ / shares shares	Aug. 31, 2025 shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Apr. 30, 2024 shares	Jul. 31, 2021 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Jul. 31, 2021 ₨ / shares
Debt instrument, face amount									$ 5,000.0
Common stock, par or stated value per share | $ / shares	$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001
Preference stock, par or stated value per share | $ / shares								$ 0.0001	$ 0.0001
Debt instrument, face amount								$ 1,048,000	$ 1,000,000
Preferred stock, dividend preference description								Preference Shares will be paid dividends before the Ordinary Shares. Preference shareholders will receive a 10% percent annual dividend on Preference Shares.
Common Stock [Member]
Number of shares issued | shares	588,235	408,639	666,662	7,500	7,500	7,500		745,896
Share Purchase Agreement [Member]
Debt instrument, face amount							$ 964,200
Annual coupon rate							10.00%
Redemption price percentage							200.00%
Effective interest rate							13.70%
Accrued dividend								$ 304,400	$ 238,300
Debt issuance cost								$ 13,700
Share Purchase Agreement [Member] | Redeemable Preferred Stock [Member]
Number of shares issued | shares							1,110,250
Preference stock, par or stated value per share | ₨ / shares										₨ 100
Share Purchase Agreement [Member] | Common Stock [Member]
Number of shares issued | shares							39,750
Common stock, par or stated value per share | ₨ / shares										₨ 100